Property, furniture and equipment, net - Summary of movement of property, furniture and equipment (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	S/ 815,118	S/ 844,427
Ending balance	791,432	815,118	S/ 844,427
Net book value	791,432	815,118	844,427
Property, plant and equipment not subject to operating leases [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	141,206
Net book value	141,206
Property, plant and equipment not subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	288,018
Net book value	288,018
Property, plant and equipment not subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	223,779
Net book value	223,779
Property, plant and equipment not subject to operating leases [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	282
Net book value	282
Property, plant and equipment not subject to operating leases [member] | InTransit Equipment and WorkInProgress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	34,014
Net book value	34,014
Property, plant and equipment subject to operating leases [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	0
Net book value	0
Property, plant and equipment subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	104,037
Net book value	104,037
Property, plant and equipment subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	96
Net book value	96
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,826,051	1,781,765	1,800,466
Acquisition of Izipay	90,079
Additions	168,214	118,974	75,441
Transfer (to) from investment property	(10,643)	(2,029)	(4,182)
Disposals, write-offs and others	(208,724)	(72,659)	(89,960)
Ending balance	1,864,977	1,826,051	1,781,765
Net book value	1,864,977	1,826,051	1,781,765
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	185,217
Acquisition of Izipay	347
Transfer (to) from investment property	(4,623)
Disposals, write-offs and others	(39,735)
Ending balance	141,206	185,217
Net book value	141,206	185,217
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	571,210
Acquisition of Izipay	2,867
Additions	16,130
Transfers	36,526
Transfer (to) from investment property	(5,757)
Disposals, write-offs and others	(20,808)
Ending balance	600,168	571,210
Net book value	600,168	571,210
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	641,688
Acquisition of Izipay	76,781
Additions	97,446
Transfers	8,272
Transfer (to) from investment property	(263)
Disposals, write-offs and others	(17,858)
Ending balance	806,066	641,688
Net book value	806,066	641,688
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,523
Acquisition of Izipay	6
Additions	124
Disposals, write-offs and others	(420)
Ending balance	1,233	1,523
Net book value	1,233	1,523
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | InTransit Equipment and WorkInProgress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	57,890
Acquisition of Izipay	3,485
Additions	21,336
Transfers	(44,798)
Disposals, write-offs and others	(3,899)
Ending balance	34,014	57,890
Net book value	34,014	57,890
Gross carrying amount [member] | Property, plant and equipment subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals, write-offs and others	(69,281)
Gross carrying amount [member] | Property, plant and equipment subject to operating leases [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	69,281
Additions	0
Ending balance	0	69,281
Net book value	0	69,281
Gross carrying amount [member] | Property, plant and equipment subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	296,950
Acquisition of Izipay	6,593
Additions	33,178
Disposals, write-offs and others	(56,723)
Ending balance	279,998	296,950
Net book value	279,998	296,950
Gross carrying amount [member] | Property, plant and equipment subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,292
Ending balance	2,292	2,292
Net book value	2,292	2,292
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,010,933)	(937,338)	(849,523)
Depreciation of the year	(133,825)	(121,932)	(137,551)
Transfer (to) from investment property	1,286	1,038	360
Disposals, write-offs and others	69,927	47,299	49,376
Ending balance	(1,073,545)	(1,010,933)	(937,338)
Net book value	(1,073,545)	(1,010,933)	S/ (937,338)
Accumulated depreciation and amortisation [member] | Property, plant and equipment not subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(309,543)
Depreciation of the year	(20,739)
Transfer (to) from investment property	1,253
Disposals, write-offs and others	16,879
Ending balance	(312,150)	(309,543)
Net book value	(312,150)	(309,543)
Accumulated depreciation and amortisation [member] | Property, plant and equipment not subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(538,038)
Depreciation of the year	(59,661)
Transfer (to) from investment property	33
Disposals, write-offs and others	15,379
Ending balance	(582,287)	(538,038)
Net book value	(582,287)	(538,038)
Accumulated depreciation and amortisation [member] | Property, plant and equipment not subject to operating leases [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(824)
Depreciation of the year	(291)
Disposals, write-offs and others	164
Ending balance	(951)	(824)
Net book value	(951)	(824)
Accumulated depreciation and amortisation [member] | Property, plant and equipment subject to operating leases [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,751)
Depreciation of the year	(1,119)
Disposals, write-offs and others	7,870
Ending balance	0	(6,751)
Net book value	0	(6,751)
Accumulated depreciation and amortisation [member] | Property, plant and equipment subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(154,154)
Depreciation of the year	(51,442)
Disposals, write-offs and others	29,635
Ending balance	(175,961)	(154,154)
Net book value	(175,961)	(154,154)
Accumulated depreciation and amortisation [member] | Property, plant and equipment subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,623)
Depreciation of the year	(573)
Ending balance	(2,196)	(1,623)
Net book value	S/ (2,196)	S/ (1,623)